Document and Entity Information	Total
Risk/Return:
Document Type	497
Document Period End Date	Jun. 30, 2017
Registrant Name	SA FUNDS INVESTMENT TRUST
Central Index Key	0001075065
Amendment Flag	false
Document Creation Date	Dec. 15, 2017
Document Effective Date	Dec. 15, 2017
Prospectus Date	Oct. 29, 2017
SA Worldwide Moderate Growth Fund | SA Worldwide Moderate Growth Fund | SA Worldwide Moderate Growth Fund
Risk/Return:
Trading Symbol	SAWMX